ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 10 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the following as of September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Accounts payable	$17,839,000	$13,721,562
Accrued liabilities	6,825	1,941,711
Total accounts payable and accrued expenses	$17,845,825	$15,663,273